Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2024
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Financial risk management

The Company’s activities expose it to a variety of financial risks. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. Risk management is carried out by the Company’s finance department in accordance with a policy approved by the Board of Directors. The Company’s finance department identifies, evaluates and hedges the financial risks. The Board of Directors provides written principles for the overall management of the risks.

Credit risk

Credit risk arises mainly from cash and cash equivalents, bank deposits, trade receivables and debt investments measured at fair value through OCI. For cash, cash equivalents and bank deposits, the Company estimates that since the liquid instruments are mainly invested with highly rated institutions, the credit and interest risks associated with these balances are low. Credit risk of trade receivables is the risk that customers may fail to pay their debts. The Company mitigates the risk by ensuring its customers have sufficient funds to meet their needs and by selling to customers of high credit quality. The Company has not historically experienced material credit losses. Additionally, all of the Company’s debt investments measured at fair value through OCI are considered to have low credit risk. Management considers “low credit risk” for marketable bonds to be an investment grade credit rating with at least one major rating agency.

Foreign exchange risk

The Company operates internationally and is exposed to foreign exchange risk arising from foreign currency transactions, primarily with respect to the New Israeli Shekel (“NIS”). Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities denominated in foreign currency. These foreign currency-denominated transactions consist primarily of personnel, leases and other overhead costs. For the 2024, 2023 and 2022 reporting periods, foreign currency exchange gains and losses were immaterial.

Liquidity risk

Prudent liquidity risk management requires maintaining sufficient cash and cash equivalents. The Company works to maintain sufficient cash and cash equivalents, taking into account forecasts as to the cash flows required to fund its activities, in order to minimize the liquidity risk to which it is exposed. Cash flow forecasting is performed by the Company’s finance department on a consolidated basis. The Company monitors rolling forecasts of the Company’s liquidity requirements to ensure it has sufficient cash to meet operational needs. Surplus cash held by the operating entities of the Company over and above the balance required for working capital management is invested in interest bearing current accounts and time deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the abovementioned forecasts.

The table below categorizes non-derivative financial liabilities into relevant maturity groupings based on the remaining period at financial position date to the contractual maturity date.

	Less than one year	Between one to two years	More than two years
	U.S. dollars in thousands
December 31, 2024:
Lease liabilities	359	261	-
Long-term loans	938	32	-
Accounts payable and accruals	4,735	-	-
	6,032	293	-
December 31, 2023:
Lease liabilities	370	303	220
Long-term loans	290	782	20
Accounts payable and accruals	2,808	-	-
	3,468	1,085	240

Fair value estimation

Below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2); and

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

The following tables present the Company’s financial instruments measured at fair value by levels as of December 31, 2024 and 2023:

	Level 1	Level 2	Level 3	Total
	U.S. dollars in thousands
As of December 31, 2024
Financial assets
Debt investments at fair value through profit or loss
Mutual Fund	555	-	-	555
Unlisted equity securities	-	-	82	82
Debt investments at fair value through OCI
U.S. corporate bonds	-	3,534	-	3,534
Israel corporate bonds	-	1,378	-	1,378
U.K. corporate bonds	-	907	-	907
Other corporate bonds	-	3,137	-	3,137
Israel government bonds	-	300	-	300
Total financial assets	555	9,256	82	9,893
Financial liabilities
Derivative financial instruments	-	-	148	148
Total financial liabilities	-	-	148	148

As of December 31, 2023
Financial assets
Unlisted equity securities	-	-	82	82
Total financial assets	-	-	82	82
Financial liabilities
Derivative financial instruments	-	-	109	109
Total financial liabilities	-	-	109	109

Level 3 financial instruments

The following table presents the changes in level 3 financial liabilities for each of the three years in the period ended December 31, 2024:

	Derivative financial instruments	Total
	U.S. dollars in thousands
Balance as of January 1, 2024	109	109
Changes within profit or loss	39	39
Balance as of December 31, 2024	148	148

Balance as of January 1, 2023	26	26
Initial recognition	1,197	1,197
Classification to equity	(1,116)	(1,116)
Changes within profit or loss	2	2
Balance as of December 31, 2023	109	109

Balance as of January 1, 2022	488	488
Changes within profit or loss	(462)	(462)
Balance as of December 31, 2022	26	26

Valuation processes of the Company

The Company used the Black-Scholes model to evaluate the fair value of derivative financial instruments related to several warrants previously granted to investors as of December 31, 2024 and 2023, using the following principal assumptions:

Year ended December 31
	2024	2023
Risk-free interest rate	4.13%-4.25%	4.01%-4.92%
Expected term (in years)	0.48–1.99	0.86–2.99
Expected volatility	110.83%–116.14%	81.07%–94.33%

The Company also used the binomial model to evaluate the fair value of derivative financial instruments related to warrants previously granted to investors as of December 31, 2023, using the following principal assumptions:

Year ended December 31
2023
Risk-free interest rate	5.32%
Expected term (in years)	0.43
Expected volatility	91%

In addition, the Company used the Black-Scholes model to evaluate the fair value of warrants issued to investors under a private placement on September 14, 2023. See Note 13 for details regarding the valuation processes of the Company with respect to these warrants.

Financial instruments

Financial assets

	Financial assets at fair value through profit or loss	Financial assets at fair value through OCI	Financial assets at amortized cost	Total
	U.S. dollars in thousands
December 31, 2024
Cash and cash equivalents	-	-	15,081	15,081
Accounts receivable (excluding prepaid expenses)	-	-	3,446	3,446
Long-term deposits and restricted deposits	-	-	124	124
Debt investments at fair value through profit or loss	555	-	-	555
Unlisted equity securities	82	-	-	82
Debt investments at fair value through OCI	-	9,256	-	9,256
	637	9,256	18,651	28,544
December 31, 2023
Cash and cash equivalents	-	-	10,872	10,872
Accounts receivable (excluding prepaid expenses)	-	-	2,194	2,194
Long-term deposits and restricted deposits	-	-	107	107
Unlisted equity securities	82	-	-	82
	82	-	13,173	13,255

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
December 31, 2024
Lease liabilities	-	620	620
Accounts payable and accruals	-	4,735	4,735
Long-term loans	-	970	970
Derivative financial instruments	148	-	148
	148	6,325	6,473
December 31, 2023
Lease liabilities	-	893	893
Accounts payable and accruals	-	2,808	2,808
Long-term loans	-	1,092	1,092
Derivative financial instruments	109	-	109
	109	4,793	4,902

Assets and liabilities which are not measured on a recurring basis at fair value, are presented at their carrying amount, which approximates their fair value.